INVESTMENTS - Held to maturity and Available-for-sale debt investments (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Held to maturity debt securities
Carrying amount of held to maturity investments	¥ 10,500	¥ 15,500
Weighted average maturities periods	2 years 9 months 18 days	1 year 7 months 6 days
Available-for-sale debt investments
Available-for-sale debt securities, Cost	¥ 1,597	¥ 4,030
Available-for-sale debt securities, Gross Unrealized Gains, including foreign exchange adjustment	163	143
Available-for-sale debt securities, Gross Unrealized Losses, including foreign exchange adjustment	(819)	(2,078)
Available-for-sale debt securities, Fair value	941	2,095
Recognization the credit impairment	23	7
Recognition of credit impairment reclassification adjustment net of tax	69	108
Available-for-sale debt investments impairment charges	92	115	¥ 906
Unrealized securities holding gains/(loss), net of tax expense/(benefit)	(2)	(162)	¥ 32
Redeemable Preferred Stock
Available-for-sale debt investments
Gain loss from change in fair value of equity investment	¥ (27)	¥ (325)